Legg Mason Opportunity Trust

                   Supplement to the Primary Class Prospectus
                                dated May 1, 2004


       On April 1, 2005, Legg Mason Capital Management, Inc. ("LMCM") replaced Legg Mason Funds Management, Inc. ("LMFM") as Investment Adviser of the Legg Mason Opportunity Trust (the "Fund"). LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Fund as employees of LMFM will continue to do so as employees of LMCM. The compensation arrangement between LMM LLC ("LMM"), the Fund's Investment Manager, and LMCM is identical to the previous arrangement between LMM and LMFM. The Board of Directors of the Fund approved the replacement of LMFM by LMCM at a meeting held on February 15, 2005.

       All references in the prospectus to LMFM should be replaced with LMCM.



                     This supplement is dated April 8, 2005.

You  should retain this supplement with your prospectus for future reference.

                          Legg Mason Opportunity Trust

                      Supplement to the Institutional Class
                   and Financial Intermediary Class Prospectus
                                dated May 1, 2004


       On April 1, 2005, Legg Mason Capital Management, Inc. ("LMCM") replaced Legg Mason Funds Management, Inc. ("LMFM") as Investment Adviser of the Legg Mason Opportunity Trust (the "Fund"). LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Fund as employees of LMFM will continue to do so as employees of LMCM. The compensation arrangement between LMM LLC ("LMM"), the Fund's Investment Manager, and LMCM is identical to the previous arrangement between LMM and LMFM. The Board of Directors of the Fund approved the replacement of LMFM by LMCM at a meeting held on February 15, 2005.

       All references in the prospectus to LMFM should be replaced with LMCM.



                     This supplement is dated April 8, 2005.

You  should retain this supplement with your prospectus for future reference.

                          Legg Mason Opportunity Trust

     Supplement to the Statement of Additional Information dated May 1, 2004
              Primary Class Shares, Institutional Class Shares and
                       Financial Intermediary Class Shares


       On April 1, 2005, Legg Mason Capital Management, Inc. ("LMCM") replaced Legg Mason Funds Management, Inc. ("LMFM") as Investment Adviser of the Legg Mason Opportunity Trust (the "Fund"). LMCM and LMFM are both wholly owned subsidiaries of Legg Mason, Inc. and the advisory personnel who managed the Fund as employees of LMFM will continue to do so as employees of LMCM. The compensation arrangement between LMM LLC ("LMM"), the Fund's Investment Manager, and LMCM is identical to the previous arrangement between LMM and LMFM. The Board of Directors of the Fund approved the replacement of LMFM by LMCM at a meeting held on February 15, 2005.

All references in the Statement of Additional Information to LMFM should be replaced with LMCM.



                     This supplement is dated April 8, 2005.

You should retain this supplement with your Statement of Additional Information for future reference.